Reconciliation of Net Income/(Loss) to Net Income/(Loss) Available to Common Shareholders (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income/(loss)	$ 647	$ 189	$ (1,564)
Series A preferred dividends		(7)	(14)
Stock Redeemed or Called During Period, Value	4,850		228
Gain on repurchase of Series A preferred stock	0	0	94
Net income/(loss) available to common shareholders	$ 495	$ (87)	$ (1,733)
Average basic common shares	524	495	435
Weighted Average Number Diluted Shares Outstanding Adjustment [Abstract]
Stock options	2	1	0
Restricted stock	2	3	2
Average diluted common shares	528	499	437
Net income/(loss) per average common share - diluted	$ 0.94	$ (0.18)	$ (3.98)
Net income/(loss) per average common share - basic	$ 0.94	$ (0.18)	$ (3.98)